April 4, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

         Re:       Eaton Vance Enhanced Equity Income Fund (the “Fund” or the “Registrant”)

                  Registration Statement on Form N-2 (333-229447; 811-21614)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 3 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

The total registration fee for purposes of this filing is $10,371.65, of which $10,370.01 has been wired through the FEDWIRE system to the Securities and Exchange Commission (the “SEC”). The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Registration Statement was amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on February 27, 2019, and to make certain other non-material changes as marked therein. We request that the Staff review the Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Registration Statement, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

  Comment: Please confirm the Fund’s reference to “total assets” in the 80% test is the same as net assets plus any borrowings for investment purposes.

Response: The Registrant confirms that for purposes of the 80% test, “total assets” is defined as net assets plus any borrowings for investment purposes. The preceding language has been incorporated into the Prospectus.

  Comment: In the registration statement for Eaton Vance Enhanced Equity Income Fund II (“EOS”) filed on Form N-2 on January 31, 2019 (Accession #0000940394-19-000181), the median market capitalization of companies in the S&P MidCap 400 Index is disclosed. Please disclose this same information in the Fund’s Prospectus.

Response: The Registrant confirms that the disclosure has been added to the Fund’s Prospectus.

  Comment: The Fund’s Prospectus states that the Fund may invest up to 20% of its total assets in other derivative instruments acquired for hedging, risk management and investment purposes (to gain exposure to securities, securities markets, markets indices and/or currencies consistent with its investment objectives and policies), provided that no more than 10% of the Fund’s total assets may be invested in such derivative instruments acquired for non-hedging purposes. Please clarify if “other derivatives” refers to put options and if not, please specify what the other derivatives are.

Response: In addition to put options, the Fund may engage in other derivative instruments such as futures contracts, swaps and short sales as disclosed in “Derivatives Risk” under “Special Risk Considerations” and “Other Derivative Instruments” under “Additional Investment Practices.”

  Comment: In the Fund’s Prospectus under the “Investment Selection Strategies” section, the disclosure states that, “the Fund may invest to a limited extent in other types of securities and engage in certain other investment practices.” Please specify the other types of securities and investment practices or remove this sentence.

Response: Under the “Investment Selection Strategies” section of the Prospectus, a cross reference has been made to the “Additional Investment Practices” section of the Prospectus which discloses the additional types of investments in which the Fund may engage.

  Comment: Please consider updating “Foreign Investment Risk” under “Special Risk Considerations” and “Additional Risk Considerations” in the Fund’s Prospectus due to Brexit.

Response: The Fund may invest up to 10% of total assets in securities of foreign issuers and as of its most recent fiscal year end had no holdings in securities of foreign issuers. The Registrant believes the disclosure contained under “Foreign Investment Risk” addresses the material impact of political, economic and market developments abroad on foreign securities in which the Fund may invest. As such, no additional disclosure has been added.

  Comment: Please confirm that for a period of at least one year, the Fund does not intend to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities as stated in “Financial Leverage Risk” under “Special Risk Considerations” and “Additional Risk Consideration” in the Fund’s Prospectus.

Response: The Registrant confirms that, based on current market conditions, the Fund does not intend to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities for a period of at least one year, but if market conditions warrant and/or after such period, the Fund may utilize leverage as it is currently authorized to do so.

  Comment: Please add financial information as of September 30, 2018 to “Financial Highlights” in the Fund’s Prospectus.

Response: The Registrant confirms that financial information as of September 30, 2018, has been added to “Financial Highlights” in the Fund’s Prospectus.

  Comment: Please consider moving “Foreign Securities” from “Additional Investment Practices” to “Primary Investment Policies” to clarify that it is principal.

Response: The Registrant confirms that “Foreign Securities” has been moved from “Additional Investment Practices” to “Principal Investment Policies” in the Fund’s Prospectus.

9.	Comment: The Prospectus states that the Fund may engage in total return swaps. When the Fund engages in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Note that the SEC has issued a proposal to update the regulations for Fund use of derivatives for the purposes of Section 18. Be aware that the SEC could issue a new rule and/or guidance related to the Fund’s use of derivatives, which could impact the manner in which the Fund operates.

Response: The Registrant acknowledges this comment.

Questions should be directed to the undersigned at (617) 672-8117.

Sincerely,

/s/ Katherine Campbell

Katherine Campbell, Esq.

Assistant Vice President